Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Deficit [Member]	Attributable to Shareholders of the Parent Company [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Aug. 31, 2023	$ 937,040	$ 33,761	$ (170,337)	$ (774,735)	$ 25,729	$ 21,645	$ 47,374
Beginning Balance (Shares) at Aug. 31, 2023							100,258,030
Statements [Line Items]
Stock based compensation		1,383			1,383		$ 1,383
Restricted share units redeemed	386	(493)			(107)		$ (107)
Restricted share units redeemed (shares)							103,473
Share issuance - financing	2,500				2,500		$ 2,500
Share issuance - financing (Shares)							2,118,645
Share issuance costs	(139)				(139)		$ (139)
Dilution of non-controlling interest			25	(289)	(264)	(62)	(326)
Contributions of Waterberg JV Co.				(371)	(371)	1,421	1,050
Currency translation adjustment			2,622		2,622		2,622
Net loss for the year				(4,607)	(4,607)		(4,607)
Ending Balance at Aug. 31, 2024	939,787	34,651	(167,690)	(780,002)	26,746	23,004	$ 49,750
Ending Balance (Shares) at Aug. 31, 2024							102,480,148
Statements [Line Items]
Stock based compensation		919			919		$ 919
Restricted share units redeemed	200	(354)			(154)		$ (154)
Restricted share units redeemed (shares)							130,073
Share options exercised	725	(635)			90		$ 90
Share options exercised (shares)							219,398
Share issuance - financing	14,186				14,186		$ 14,186
Share issuance - financing (Shares)							9,741,494
Share issuance costs	(1,334)				(1,334)		$ (1,334)
Dilution of non-controlling interest			25	(288)	(263)	(65)	(328)
Contributions of Waterberg JV Co.				(241)	(241)	927	686
Currency translation adjustment			173		173		173
Net loss for the year				(4,537)	(4,537)		(4,537)
Ending Balance at Aug. 31, 2025	$ 953,564	$ 34,581	$ (167,492)	$ (785,068)	$ 35,585	$ 23,866	$ 59,451
Ending Balance (Shares) at Aug. 31, 2025							112,571,113